Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of cash and cash equivalents [text block]
18. CASH AND CASH EQUIVALENTS

	December 31, 2020	December 31, 2019
Short-term deposits	59,331	1,955
Current bank accounts	43,749	701
Cash in transit	606	320
Petty cash	16	27

Cash and cash equivalents in the consolidated statements of financial position	103,702	3,003
Bank overdrafts	—	(9)

Cash and cash equivalents in the consolidated statements of cash flows	103,702	2,994

Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Group, and earn interest at the respective short-term deposit rates. Information about the credit risk over cash and cash equivalents is presented in note 26.